SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 11, 2014	Feb. 28, 2015	May. 21, 2015
Lease term	6 months	1 year
Rent payable			$ 5,700
Equipment security deposit		$ 238,952
AdditionalNotes [Member]
Convertible promissory notes issued	$ 150,000
Warrants issued	25,000
Warrants exercise price	$ 2.10
Additional Notes 2 [Member]
Convertible promissory notes issued	$ 165,000
Warrants issued	55,001
Warrants exercise price	$ 1.50
Aggregate gross proceeds	$ 165,000
Notes interest rate	8.00%
Convertible note maturity date	Aug. 15, 2014
Gross proceeds minimum aggregate	$ 5,000,000
Per security price of securities sold in Qualified Financing	$ 1.15
Investor Relations Agreements [Member]
Services agreement retainer	$ 22,500
Monthly services agreement fee payable	$ 7,500
Restricted stock issued with services agreement	50,000
Investor Relations Agreement (2) Member
Restricted stock issued with services agreement	250,000
Consulting agreement term	6 months
Cash fee payable following financing	$ 250,000
Proceeds from financings upon completion	2,000,000
Equipment Purchase Agreement [Member]
Equipment purchase agreement price	318,603
Equipment down payment	21,115
Equipment monthly payments	10,260
Equipment security deposit	$ 238,952